UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Patrick F. Quan
American Funds Fundamental Investors
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Fundamental InvestorsSM

[photo of a photo lens in a person's hand]
Semi-annual report for the six months ended June 30, 2012

Fundamental Investors seeks long-term growth of capital and income.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2012:

Class A shares	1 year	5 years	10 years
Reflecting 5.75% maximum sales charge	–6.31%	–1.41%	6.23%

The total annual fund operating expense ratio was 0.63% for Class A shares as of the prospectus dated March 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 6.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

[photo of a photo lens in a person's hand]
For the six months ended June 30, 2012, Fundamental Investors gained 7.5%. This return includes quarterly dividends totaling 25 cents a share paid during the period.

Fund results trailed those of its primary benchmark, the unmanaged Standard & Poor’s 500 Composite Index, which advanced 9.5%. Fundamental Investors’ results were roughly in line with those of its category peers, as measured by the Lipper Growth and Income Funds Index, which notched a 7.9% gain.

Because the fund is able to invest up to 35% of its assets in companies domiciled abroad, we feel it’s also important to look at global equity markets as gauged by the unmanaged MSCI World Index. A measure of stock markets in more than 20 developed nations, the index lagged the fund with a return of 6.3%.

As shown below, the fund continues to outpace all its indexes for the 10-year and lifetime periods, and all but the S&P 500 for the five-year time frame.

[Begin Sidebar]
Results at a glance
For periods ended June 30, 2012, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	12 months	5 years	10 years	Lifetime*
Fundamental Investors
(Class A shares)	7.5%	–0.6%	–0.2%	6.9%	12.1%
Standard & Poor’s 500
Composite Index†	9.5	5.4	0.2	5.3	11.2
Lipper Growth and
Income Funds Index	7.9	0.6	–1.2	4.8	10.4
MSCI World Index†	6.3	–4.4	–2.4	5.7	10.0

*Since Capital Research and Management Company began managing the fund on August 1, 1978.
† The market indexes are unmanaged and, therefore, have no expenses.
[End Sidebar]

Two different quarters

Equity markets rallied in the early part of the six-month period as perceived progress on the European debt crisis coupled with improving economic data in the United States bolstered investor confidence. However, optimism waned and stocks began retreating in April on renewed worries about euro-zone instability and fears of slowing growth in the U.S. and China. A late-in-the-period stock surge, precipitated by still another turnabout of investor sentiment related to Europe’s fiscal woes, boosted results toward period-end.

Generally speaking, more economically sensitive areas of the market registered the best overall returns. These included the consumer discretionary, information technology and financial sectors. Underscoring the duality of the period, all nonetheless relinquished significant portions of the gains they had registered early in the period as investors became more defensive in the spring.

An area of weakness

Economic woes in Europe and their reverberations throughout the world economy, particularly in China, helped soften demand for energy and caused share price declines for many companies involved in finding and extracting oil and gas. The energy picture in the United States, where energy use has declined alongside both rising oil and gas supplies and increased estimates of our natural gas reserves, also weighed on share prices.

The sector’s downturn was reflected in results for the fund’s energy holdings which, as a group, lost value. Among larger positions whose share prices declined were ConocoPhillips (–23.3%), Crescent Point Energy (–15.3%), Occidental Petroleum (–8.5%) and Royal Dutch Shell (–7.9%). Chevron (–0.9%) fell slightly while Kinder Morgan (0.2%) and longtime fund holding Suncor Energy (0.3%) edged into positive territory.

Substantial fund holdings outside the energy sector that also lagged the broader market included Texas Instruments (–1.4%), machinery manufacturer Parker Hannifin (0.8%), drug maker Roche (1.9%) and Citigroup (4.2%).

[Begin Sidebar]
Fundamental Investors’ 10 largest holdings	(as of June 30, 2012)

Company	Percent of net assets
Home Depot	3.3%
Merck	3.3
Apple	2.3
Verizon	1.8
Bristol-Myers Squibb	1.6
Microsoft	1.6
Dow Chemical	1.5
Wells Fargo	1.5
Amazon	1.5
Union Pacific	1.4
[End Sidebar]

Investing abroad takes a toll

The fund’s ability to invest in companies domiciled abroad expands the investment options for the fund’s portfolio counselors and analysts. As a group, however, fund investments in non-U.S. companies were hurt by heightened economic difficulties beyond our shores and a dollar that strengthened against most major currencies.

Our approach in action

The fund’s research-driven, company-by-company approach to building its portfolio was perhaps best evidenced by its top 10 holdings. Drawn from seven different sectors, stock prices for all but one outpaced the wider market. The diverse group included Apple (44.2%), Amazon (31.9%), Home Depot (26.1%), Wells Fargo (21.3%), Microsoft (17.8%), Union Pacific (12.6%), Merck (10.7%), Verizon Communications (10.8%) and Dow Chemical (9.5%). Only Bristol-Myers Squibb lagged, gaining 2.0%.

Other sizable holdings that helped results included Comcast (34.8%), American Express (23.4%), data storage giant EMC (19.0%), agricultural products manufacturer Syngenta (16.6%), General Electric (16.4%) and Starbucks (15.9%).

The fund’s buying and selling during the period included additions to its investments in financial companies. Despite the challenging environment, we also increased our holdings among select energy companies, many of which were attractively valued in the wake of recent share price declines. Conversely, we trimmed a handful of positions in the tobacco and specialty retail areas.

Navigating the challenges

A review of the portfolio reveals significant holdings among large U.S. companies that we believe to be of high quality. Many offer healthy dividends and have a global footprint that provides exposure to countries and regions that continue to feature promising economic growth. Though we remain dedicated to seeking opportunities around the world, with so many countries and regions facing difficult conditions, we believe that accessing global growth through well-established American firms is currently one prudent approach to pursuing the fund’s capital growth and income objectives.

The current challenges facing the global economy are not insurmountable, but neither are they easily navigable. We recognize that difficult conditions may be with us for some time, but our commitment to maintaining a long-term perspective enables us to be patient and opportunistic in our quest for appealing investment opportunities.

We appreciate your trust and look forward to reporting to you again in six months.

Sincerely,

/s/ James F. Rothenberg

James F. Rothenberg
Vice Chairman

/s/ Dina N. Perry

Dina N. Perry
President

August 13, 2012

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of July 31, 2012, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.58%. The fund’s distribution rate for Class A shares as of that date was 1.53%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2012:
			10 years/
	1 year	5 years	Life of class1
Class B shares2
Reflecting applicable contingent deferred sales charge
(CDSC), maximum of 5%, payable only if shares
are sold within six years of purchase	–6.26%	–1.35%	6.21%
Not reflecting CDSC	–1.38	–0.99	6.21

Class C shares
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–2.38	–1.02	5.99
Not reflecting CDSC	–1.40	–1.02	5.99

Class F-1 shares3
Not reflecting annual asset-based fee charged
by sponsoring firm	–0.61	–0.23	6.83

Class F-2 shares3 — first sold 8/1/08
Not reflecting annual asset-based fee charged
by sponsoring firm	–0.38	—	2.56

Class 529-A shares4
Reflecting 5.75% maximum sales charge	–6.42	–1.46	6.16
Not reflecting maximum sales charge	–0.70	–0.29	6.79

Class 529-B shares2,4
Reflecting applicable CDSC, maximum of 5%, payable
only if shares are sold within six years of purchase	–6.37	–1.45	6.07
Not reflecting CDSC	–1.48	–1.09	6.07

Class 529-C shares4
Reflecting CDSC, maximum of 1%, payable only
if shares are sold within one year of purchase	–2.45	–1.09	5.91
Not reflecting CDSC	–1.48	–1.09	5.91

Class 529-E shares3,4	–0.95	–0.57	6.45

Class 529-F-1 shares3,4 — first sold 9/23/02
Not reflecting annual asset-based fee charged
by sponsoring firm	–0.49	–0.08	9.08

1Applicable to Class F-2 and 529-F-1 shares only. All other share classes reflect 10-year results.
2These shares are not available for purchase.
3These shares are sold without any initial or contingent deferred sales charge.
4Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

Summary investment portfolio   June 30, 2012
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings.  See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

[begin pie chart]
Industry sector diversification	(percent of net assets)
Information technology	14.69
Consumer discretionary	12.57
Energy	12.35
Financials	11.71
Industrials	11.61
Other industries	30.51
Convertible securities and warrants	0.06
Short-term securities & other assets less liabilities	6.50
[end pie chart]

Country diversification	(percent of net assets)
United States	74.8%
Euro zone*	4.4
United Kingdom	4.2
Canada	4.2
Switzerland	2.4
Taiwan	1.1
Other countries	2.4
Short-term securities & other assets less liabilities	6.5

* Countries using the euro as a common currency; those represented in the fund's portfolio are France, Germany, Ireland, Italy, the Netherlands, and Spain.

			Percent
		Value	of net
Common stocks - 93.44%	Shares	(000)	assets

Information technology - 14.69%
Apple Inc. (1)	1,917,500	$1,119,820	2.27%
Microsoft Corp.	25,460,000	778,821	1.58
Texas Instruments Inc.	20,270,300	581,555	1.18
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (1)	25,234,400	352,272
Taiwan Semiconductor Manufacturing Co. Ltd. (1) (2)	71,285,000	195,117	1.11
Google Inc., Class A (1)	869,800	504,545	1.02
Oracle Corp.	16,887,950	501,572	1.02
EMC Corp. (1)	15,810,000	405,210	.82
Avago Technologies Ltd.	9,555,000	343,024	.69
Maxim Integrated Products, Inc.	12,687,000	325,295	.66
Other securities		2,153,519	4.34
		7,260,750	14.69

Consumer discretionary - 12.57%
Home Depot, Inc.	31,128,000	1,649,473	3.34
Amazon.com, Inc. (1)	3,242,800	740,493	1.50
Comcast Corp., Class A	13,999,000	447,548	.91
Time Warner Inc.	10,860,000	418,110	.85
Starbucks Corp.	7,000,000	373,240	.75
Walt Disney Co.	7,000,000	339,500	.69
Virgin Media Inc.	13,385,000	326,460	.66
Other securities		1,919,152	3.87
		6,213,976	12.57

Energy - 12.35%
Royal Dutch Shell PLC, Class B (ADR)	6,362,700	444,944
Royal Dutch Shell PLC, Class A (ADR)	3,690,000	248,817	1.40
Suncor Energy Inc.	19,735,832	570,693	1.15
Enbridge Inc.	9,638,689	384,942	.78
Chevron Corp.	3,547,763	374,289	.76
FMC Technologies, Inc. (1)	8,830,000	346,401	.70
ConocoPhillips	6,000,000	335,280	.68
Occidental Petroleum Corp.	3,790,000	325,068	.66
Kinder Morgan, Inc.	10,010,645	322,543	.65
Other securities		2,749,594	5.57
		6,102,571	12.35

Financials - 11.71%
Wells Fargo & Co.	22,195,200	742,207	1.50
Citigroup Inc.	21,826,000	598,251	1.21
American Express Co.	9,770,000	568,712	1.15
PNC Financial Services Group, Inc.	6,600,000	403,326	.82
ACE Ltd.	5,300,000	392,889	.79
Other securities		3,082,218	6.24
		5,787,603	11.71

Industrials - 11.61%
Union Pacific Corp.	5,905,000	704,526	1.42
General Electric Co.	28,500,000	593,940	1.20
Lockheed Martin Corp.	6,558,200	571,088	1.15
Parker Hannifin Corp.	6,350,000	488,188	.99
Deere & Co.	4,815,000	389,389	.79
Schneider Electric SA (2)	6,233,764	347,338	.70
Other securities		2,643,688	5.36
		5,738,157	11.61

Health care - 11.46%
Merck & Co., Inc.	39,451,664	1,647,107	3.33
Bristol-Myers Squibb Co.	22,350,000	803,483	1.63
Roche Holding AG (2)	3,180,000	548,955	1.11
Baxter International Inc.	10,236,755	544,084	1.10
Pfizer Inc	21,220,000	488,060	.99
Other securities		1,632,644	3.30
		5,664,333	11.46

Materials - 8.04%
Dow Chemical Co.	24,139,900	760,407	1.54
LyondellBasell Industries NV, Class A	13,155,000	529,752	1.07
Syngenta AG (2)	1,000,000	341,383	.69
FMC Corp.	6,178,000	330,399	.67
Other securities		2,011,633	4.07
		3,973,574	8.04

Consumer staples - 4.80%
Philip Morris International Inc.	4,650,000	405,759	.82
Costco Wholesale Corp.	3,930,000	373,350	.76
Other securities		1,596,048	3.22
		2,375,157	4.80

Telecommunication services - 2.76%
Verizon Communications Inc.	19,600,000	871,024	1.76
Other securities		493,476	1.00
		1,364,500	2.76

Utilities - 2.59%
PG&E Corp.	7,301,000	330,516	.67
Other securities		952,003	1.92
		1,282,519	2.59

Miscellaneous - 0.86%
Other common stocks in initial period of acquisition		426,017	.86

Total common stocks (cost: $36,515,883,000)		46,189,157	93.44

			Percent
		Value	of net
Warrants - 0.02%		(000)	assets

Energy - 0.02%
Other securities		10,990	.02

Total warrants (cost: $9,820,000)		10,990	.02

			Percent
		Value	of net
Convertible securities - 0.04%		(000)	assets

Industrials - 0.04%
Other securities		18,059	.04

Total convertible securities (cost: $12,275,000)		18,059	.04

	Principal		Percent
	amount	Value	of net
Short-term securities - 6.15%	(000)	(000)	assets

U.S. Treasury Bills 0.063%-0.145% due 7/19-11/29/2012	$798,200	798,072	1.61
Freddie Mac 0.07%-0.18% due 7/23/2012-3/15/2013	685,300	685,044	1.39
Merck & Co. Inc. 0.13% due 7/10-8/3/2012 (3)	90,100	90,095	.18
General Electric Capital Corp. 0.16% due 7/27/2012	25,000	24,997	.05
Texas Instruments Inc. 0.11% due 7/17/2012 (3)	9,900	9,899	.02
Other securities		1,432,875	2.90

Total short-term securities (cost: $3,040,952,000)		3,040,982	6.15

Total investment securities (cost: $39,578,930,000)		49,259,188	99.65
Other assets less liabilities		171,570	.35

Net assets		$49,430,758	100.00%

As permitted by U.S. Securities and Exchange Commission ("SEC") regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated company holdings is included in “Other securities” under the respective industry sector in the summary investment portfolio. Further details on such holdings and related transactions during the six months ended June 30, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliate at 6/30/2012 (000)
Grafton Group PLC, units (2)	15,037,000	-	-	15,037,000	$934	$53,361

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Security did not produce income during the last 12 months.
(2) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Other securities,” was $5,337,740,000, which represented 10.80% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

(3) Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $648,889,000, which represented 1.31% of the net assets of the fund.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financials Statements

Financial statements

Statement of assets and liabilities		unaudited
at June 30, 2012	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $39,416,147)	$49,205,827
Affiliated issuer (cost: $162,783)	53,361	$49,259,188
Cash		546
Receivables for:
Sales of investments	303,308
Sales of fund's shares	69,593
Dividends and interest	92,683	465,584
		49,725,318
Liabilities:
Payables for:
Purchases of investments	175,041
Repurchases of fund's shares	87,067
Investment advisory services	9,943
Services provided by related parties	19,056
Trustees' deferred compensation	2,999
Other	454	294,560
Net assets at June 30, 2012		$49,430,758

Net assets consist of:
Capital paid in on shares of beneficial interest		$42,524,829
Undistributed net investment income		213,592
Accumulated net realized loss		(2,987,154)
Net unrealized appreciation		9,679,491
Net assets at June 30, 2012		$49,430,758

	(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) -
unlimited shares authorized (1,308,022 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$31,425,768	831,206	$37.81
Class B	497,803	13,198	37.72
Class C	1,822,898	48,389	37.67
Class F-1	4,398,131	116,392	37.79
Class F-2	1,057,087	27,962	37.80
Class 529-A	1,088,956	28,828	37.77
Class 529-B	44,369	1,174	37.78
Class 529-C	300,070	7,949	37.75
Class 529-E	46,274	1,226	37.75
Class 529-F-1	44,282	1,173	37.75
Class R-1	153,848	4,085	37.66
Class R-2	608,956	16,168	37.66
Class R-3	2,297,312	60,881	37.73
Class R-4	2,255,718	59,761	37.75
Class R-5	1,531,303	40,489	37.82
Class R-6	1,857,983	49,141	37.81

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended June 30, 2012	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $21,618;
also includes $934 from affiliate)	$538,054
Interest	2,113	$540,167

Fees and expenses*:
Investment advisory services	62,401
Distribution services	69,028
Transfer agent services	33,227
Administrative services	5,913
Reports to shareholders	1,566
Registration statement and prospectus	492
Trustees' compensation	318
Auditing and legal	35
Custodian	689
Other	876	174,545
Net investment income		365,622

Net realized gain and unrealized appreciation
on investments and currency:
Net realized gain on:
Investments	893,977
Currency transactions	816	894,793
Net unrealized appreciation (depreciation) on:
Investments	2,257,235
Currency translations	(742)	2,256,493
Net realized gain and unrealized appreciation
on investments and currency		3,151,286
Net increase in net assets resulting
from operations		$3,516,908

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)
	Six months ended June 30, 2012*	Year ended December 31, 2011
Operations:
Net investment income	$365,622	$779,259
Net realized gain on investments and currency transactions	894,793	780,549
Net unrealized appreciation (depreciation) on investments and currency translations	2,256,493	(2,563,150)
Net increase (decrease) in net assets resulting from operations	3,516,908	(1,003,342)

Dividends paid to shareholders from net investment income	(316,501)	(797,863)

Net capital share transactions	(690,124)	(1,098,878)

Total increase (decrease) in net assets	2,510,283	(2,900,083)

Net assets:
Beginning of period	46,920,475	49,820,558
End of period (including undistributed
net investment income: $213,592 and $164,471, respectively)	$49,430,758	$46,920,475

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
               unaudited

1.	Organization

American Funds Fundamental Investors® (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

2.	Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs – The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure– The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications – The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2012 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$6,455,618	$805,132	$-	$7,260,750
Consumer discretionary	5,787,211	426,765	-	6,213,976
Energy	5,882,838	219,733	-	6,102,571
Financials	5,383,756	403,847	-	5,787,603
Industrials	4,625,144	1,113,013	-	5,738,157
Health care	4,981,281	683,052	-	5,664,333
Materials	3,523,672	449,902	-	3,973,574
Consumer staples	1,723,745	651,412	-	2,375,157
Telecommunication services	1,022,650	341,850	-	1,364,500
Utilities	1,039,485	243,034	-	1,282,519
Miscellaneous	426,017	-	-	426,017
Warrants	10,990	-	-	10,990
Convertible securities	-	18,059	-	18,059
Short-term securities	-	3,040,982	-	3,040,982
Total	$40,862,407	$8,396,781	$-	$49,259,188

*Securities with a market value of $4,696,997,000, which represented 9.50% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

4.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

Investing outside the U.S.— Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.
This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5.	Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended June 30, 2012, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, by state tax authorities for tax years before 2007 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation –Dividend income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income  and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2011, the components of distributable earnings on a tax basis were as follows:

	(dollars in thousands)
Undistributed ordinary income		$213,030
Capital loss carryforward*:
Expiring 2016	$(689,800)
Expiring 2017	(3,190,744)	(3,880,544)
Post-October capital loss deferral†		(37,363)

*The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration dates. The fund will not make distributions from capital gains while a capital loss carryforward remains.

†This deferral is considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of June 30, 2012, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$11,784,368
Gross unrealized depreciation on investment securities	(2,113,730)
Net unrealized appreciation on investment securities	9,670,638
Cost of investment securities	39,588,550

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended June 30, 2012	Year ended December 31, 2011
Class A	$209,042	$536,252
Class B	1,418	5,513
Class C	4,917	16,898
Class F-1	29,302	74,047
Class F-2	8,205	17,995
Class 529-A	6,684	15,775
Class 529-B	93	420
Class 529-C	678	2,269
Class 529-E	228	577
Class 529-F-1	313	733
Class R-1	444	1,316
Class R-2	1,776	5,655
Class R-3	11,722	30,098
Class R-4	14,953	36,531
Class R-5	12,214	27,595
Class R-6	14,512	26,189
Total	$316,501	$797,863

6.	Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares, and American Funds Service Company® ("AFS"), the fund’s transfer agent.

Investment advisory services – The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.232% on such assets in excess of $55 billion. For the six months ended June 30, 2012, the investment advisory services fee was $62,401,000, which was equivalent to an annualized rate of 0.252% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has plans of distribution for all share classes, except Classes F-2, R-5 and R-6. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2012, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services – The board of trustees approved an amended administrative services agreement with CRMC effective January 1, 2012. Under this agreement, Class A shares pay an annual fee of 0.01% and Class C, F, R and 529 shares pay an annual fee of 0.05% of their respective average daily net assets to compensate CRMC for providing administrative services. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders.

529 plan services – Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described above for the six months ended June 30, 2012, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$37,067	$23,715	$1,580	Not applicable
Class B	2,663	403	Not applicable	Not applicable
Class C	9,278	1,320	465	Not applicable
Class F-1	5,543	2,088	1,117	Not applicable
Class F-2	Not applicable	468	256	Not applicable
Class 529-A	1,100	602	265	$528
Class 529-B	235	32	12	23
Class 529-C	1,462	181	73	146
Class 529-E	113	16	11	23
Class 529-F-1	-	25	11	21
Class R-1	760	83	38	Not applicable
Class R-2	2,289	1,075	154	Not applicable
Class R-3	5,691	1,730	571	Not applicable
Class R-4	2,827	1,117	567	Not applicable
Class R-5	Not applicable	365	374	Not applicable
Class R-6	Not applicable	7	419	Not applicable
Total class-specific expenses	$69,028	$33,227	$5,913	$741

Trustees’ deferred compensation – Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $318,000, shown on the accompanying financial statements, includes $208,000 in current fees (either paid in cash or deferred) and a net increase of $110,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

7.	Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales(*)		Reinvestments of dividends		Repurchases(*)		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2012
Class A	$1,345,640	35,548	$203,455	5,376	$(2,357,502)	(62,388)	$(808,407)	(21,464)
Class B	9,005	238	1,400	37	(94,717)	(2,521)	(84,312)	(2,246)
Class C	117,537	3,112	4,793	127	(225,757)	(6,006)	(103,427)	(2,767)
Class F-1	440,372	11,664	29,024	768	(647,397)	(17,184)	(178,001)	(4,752)
Class F-2	184,564	4,853	6,976	184	(111,047)	(2,932)	80,493	2,105
Class 529-A	90,442	2,394	6,683	177	(51,941)	(1,378)	45,184	1,193
Class 529-B	983	26	93	2	(7,811)	(209)	(6,735)	(181)
Class 529-C	27,184	719	677	18	(19,101)	(508)	8,760	229
Class 529-E	4,146	110	228	6	(3,115)	(82)	1,259	34
Class 529-F-1	5,150	136	312	8	(4,135)	(109)	1,327	35
Class R-1	20,279	537	443	12	(18,545)	(493)	2,177	56
Class R-2	83,421	2,212	1,775	47	(105,667)	(2,804)	(20,471)	(545)
Class R-3	276,082	7,297	11,718	310	(282,626)	(7,487)	5,174	120
Class R-4	306,764	8,133	14,946	395	(334,913)	(8,863)	(13,203)	(335)
Class R-5	204,859	5,418	12,184	322	(173,470)	(4,616)	43,573	1,124
Class R-6	448,566	11,941	14,512	385	(126,593)	(3,339)	336,485	8,987
Total net increase
(decrease)	$3,564,994	94,338	$309,219	8,174	$(4,564,337)	(120,919)	$(690,124)	(18,407)

Year ended December 31, 2011
Class A	$3,392,073	91,758	$520,075	14,599	$(5,677,711)	(155,320)	$(1,765,563)	(48,963)
Class B	32,613	874	5,458	155	(217,857)	(5,953)	(179,786)	(4,924)
Class C	281,376	7,592	16,389	467	(503,457)	(13,829)	(205,692)	(5,770)
Class F-1	1,330,230	36,472	71,899	2,024	(1,281,303)	(35,390)	120,826	3,106
Class F-2	334,821	9,069	15,306	430	(284,649)	(7,845)	65,478	1,654
Class 529-A	181,896	4,948	15,772	444	(99,997)	(2,745)	97,671	2,647
Class 529-B	2,972	80	420	12	(17,040)	(467)	(13,648)	(375)
Class 529-C	51,372	1,398	2,269	65	(35,520)	(977)	18,121	486
Class 529-E	7,960	217	577	16	(5,556)	(153)	2,981	80
Class 529-F-1	11,461	309	733	21	(7,219)	(198)	4,975	132
Class R-1	40,549	1,102	1,313	38	(32,388)	(890)	9,474	250
Class R-2	178,515	4,861	5,649	161	(203,444)	(5,569)	(19,280)	(547)
Class R-3	602,532	16,398	30,079	850	(582,412)	(15,920)	50,199	1,328
Class R-4	799,484	21,675	36,518	1,028	(672,841)	(18,555)	163,161	4,148
Class R-5	436,104	12,043	27,512	772	(435,283)	(12,089)	28,333	726
Class R-6	646,485	17,551	26,179	738	(148,792)	(4,016)	523,872	14,273
Total net increase
(decrease)	$8,330,443	226,347	$776,148	21,820	$(10,205,469)	(279,916)	$(1,098,878)	(31,749)

* Includes exchanges between share classes of the fund.

8.	Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $5,777,955,000 and $6,966,253,000, respectively, during the six months ended June 30, 2012.

Financial highlights

			Income (loss) from investment operations(1)			Dividends and distributions
		Net asset value, beginning of period	Net investment income(2)(3)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return(4)(5)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers		Ratio of expenses to average net assets after reimbursements/ waivers(5)		Ratio of net income to average net assets(2)(3)(5)

Class A:	Six months ended 6/30/2012(6)(7)	$35.39	$.29	$2.38	$2.67	$(.25)	$-	$(.25)	$37.81	7.55%	$31,426	.66	%(8)	.66	%(8)	1.52	%(8)
	Year ended 12/31/2011	36.70	.60	(1.29)	(.69)	(.62)	-	(.62)	35.39	(1.89)	30,176	.63		.63		1.62
	Year ended 12/31/2010	32.73	.59	3.95	4.54	(.57)	-	(.57)	36.70	14.05	33,089	.64		.64		1.78
	Year ended 12/31/2009	24.98	.44	7.79	8.23	(.48)	-	(.48)	32.73	33.36	30,954	.69		.69		1.60
	Year ended 12/31/2008	42.45	.60	(17.23)	(16.63)	(.58)	(.26)	(.84)	24.98	(39.70)	24,443	.63		.61		1.70
	Year ended 12/31/2007	40.05	1.03	4.39	5.42	(.95)	(2.07)	(3.02)	42.45	13.55	38,877	.60		.57		2.40

Class B:	Six months ended 6/30/2012(6)(7)	35.30	.14	2.38	2.52	(.10)	-	(.10)	37.72	7.15	498	1.42	(8)	1.42	(8)	.77	(8)
	Year ended 12/31/2011	36.60	.31	(1.28)	(.97)	(.33)	-	(.33)	35.30	(2.64)	545	1.40		1.40		.85
	Year ended 12/31/2010	32.64	.33	3.94	4.27	(.31)	-	(.31)	36.60	13.18	746	1.41		1.41		1.01
	Year ended 12/31/2009	24.92	.23	7.76	7.99	(.27)	-	(.27)	32.64	32.30	897	1.46		1.46		.85
	Year ended 12/31/2008	42.35	.34	(17.20)	(16.86)	(.31)	(.26)	(.57)	24.92	(40.14)	924	1.39		1.37		.94
	Year ended 12/31/2007	39.96	.70	4.38	5.08	(.62)	(2.07)	(2.69)	42.35	12.70	1,667	1.36		1.33		1.63

Class C:	Six months ended 6/30/2012(6)(7)	35.26	.14	2.37	2.51	(.10)	-	(.10)	37.67	7.12	1,823	1.46	(8)	1.46	(8)	.73	(8)
	Year ended 12/31/2011	36.56	.30	(1.28)	(.98)	(.32)	-	(.32)	35.26	(2.67)	1,804	1.44		1.44		.82
	Year ended 12/31/2010	32.61	.32	3.94	4.26	(.31)	-	(.31)	36.56	13.13	2,081	1.44		1.44		.98
	Year ended 12/31/2009	24.90	.22	7.75	7.97	(.26)	-	(.26)	32.61	32.26	1,925	1.48		1.48		.81
	Year ended 12/31/2008	42.31	.32	(17.17)	(16.85)	(.30)	(.26)	(.56)	24.90	(40.16)	1,468	1.43		1.41		.90
	Year ended 12/31/2007	39.92	.70	4.36	5.06	(.60)	(2.07)	(2.67)	42.31	12.65	2,053	1.41		1.38		1.62

Class F-1:	Six months ended 6/30/2012(6)(7)	35.37	.29	2.38	2.67	(.25)	-	(.25)	37.79	7.55	4,398	.66	(8)	.66	(8)	1.53	(8)
	Year ended 12/31/2011	36.68	.59	(1.29)	(.70)	(.61)	-	(.61)	35.37	(1.92)	4,285	.67		.67		1.60
	Year ended 12/31/2010	32.72	.59	3.93	4.52	(.56)	-	(.56)	36.68	14.01	4,330	.66		.66		1.77
	Year ended 12/31/2009	24.97	.45	7.79	8.24	(.49)	-	(.49)	32.72	33.40	3,868	.67		.67		1.61
	Year ended 12/31/2008	42.43	.60	(17.22)	(16.62)	(.58)	(.26)	(.84)	24.97	(39.69)	2,932	.62		.60		1.72
	Year ended 12/31/2007	40.03	1.06	4.36	5.42	(.95)	(2.07)	(3.02)	42.43	13.55	3,235	.61		.58		2.45

Class F-2:	Six months ended 6/30/2012(6)(7)	35.39	.34	2.37	2.71	(.30)	-	(.30)	37.80	7.65	1,057	.41	(8)	.41	(8)	1.78	(8)
	Year ended 12/31/2011	36.70	.68	(1.29)	(.61)	(.70)	-	(.70)	35.39	(1.67)	915	.42		.42		1.85
	Year ended 12/31/2010	32.73	.67	3.95	4.62	(.65)	-	(.65)	36.70	14.32	888	.40		.40		2.03
	Year ended 12/31/2009	24.98	.49	7.81	8.30	(.55)	-	(.55)	32.73	33.72	641	.43		.43		1.69
	Period from 8/1/2008 to 12/31/2008(6)	37.09	.23	(11.97)	(11.74)	(.37)	-	(.37)	24.98	(31.78)	92	.17		.16		.88

Class 529-A:	Six months ended 6/30/2012(6)(7)	35.36	.27	2.38	2.65	(.24)	-	(.24)	37.77	7.48	1,089	.74	(8)	.74	(8)	1.45	(8)
	Year ended 12/31/2011	36.67	.57	(1.29)	(.72)	(.59)	-	(.59)	35.36	(1.97)	977	.71		.71		1.55
	Year ended 12/31/2010	32.71	.58	3.93	4.51	(.55)	-	(.55)	36.67	13.98	916	.69		.69		1.74
	Year ended 12/31/2009	24.97	.43	7.78	8.21	(.47)	-	(.47)	32.71	33.30	723	.73		.73		1.55
	Year ended 12/31/2008	42.42	.58	(17.21)	(16.63)	(.56)	(.26)	(.82)	24.97	(39.71)	485	.68		.65		1.66
	Year ended 12/31/2007	40.02	1.03	4.36	5.39	(.92)	(2.07)	(2.99)	42.42	13.49	643	.66		.64		2.37

Class 529-B:	Six months ended 6/30/2012(6)(7)	35.36	.12	2.38	2.50	(.08)	-	(.08)	37.78	7.06	45	1.55	(8)	1.55	(8)	.64	(8)
	Year ended 12/31/2011	36.66	.27	(1.28)	(1.01)	(.29)	-	(.29)	35.36	(2.74)	48	1.51		1.51		.74
	Year ended 12/31/2010	32.69	.30	3.95	4.25	(.28)	-	(.28)	36.66	13.09	63	1.50		1.50		.92
	Year ended 12/31/2009	24.96	.20	7.77	7.97	(.24)	-	(.24)	32.69	32.16	71	1.55		1.55		.74
	Year ended 12/31/2008	42.41	.30	(17.22)	(16.92)	(.27)	(.26)	(.53)	24.96	(40.20)	54	1.50		1.47		.84
	Year ended 12/31/2007	40.01	.66	4.38	5.04	(.57)	(2.07)	(2.64)	42.41	12.57	80	1.48		1.46		1.53

Class 529-C:	Six months ended 6/30/2012(6)(7)	35.34	.12	2.38	2.50	(.09)	-	(.09)	37.75	7.06	300	1.53	(8)	1.53	(8)	.65	(8)
	Year ended 12/31/2011	36.64	.28	(1.28)	(1.00)	(.30)	-	(.30)	35.34	(2.72)	273	1.51		1.51		.76
	Year ended 12/31/2010	32.69	.31	3.93	4.24	(.29)	-	(.29)	36.64	13.05	265	1.49		1.49		.94
	Year ended 12/31/2009	24.95	.20	7.78	7.98	(.24)	-	(.24)	32.69	32.22	215	1.55		1.55		.74
	Year ended 12/31/2008	42.40	.30	(17.22)	(16.92)	(.27)	(.26)	(.53)	24.95	(40.21)	147	1.49		1.47		.85
	Year ended 12/31/2007	40.00	.67	4.37	5.04	(.57)	(2.07)	(2.64)	42.40	12.58	195	1.48		1.45		1.56

Class 529-E:	Six months ended 6/30/2012(6)(7)	$35.34	$.22	$2.38	$2.60	$(.19)	$-	$(.19)	$37.75	7.36%	$46	.99	%(8)	.99	%(8)	1.20	%(8)
	Year ended 12/31/2011	36.65	.47	(1.29)	(.82)	(.49)	-	(.49)	35.34	(2.23)	42	.98		.98		1.29
	Year ended 12/31/2010	32.69	.48	3.94	4.42	(.46)	-	(.46)	36.65	13.66	41	.98		.98		1.45
	Year ended 12/31/2009	24.95	.34	7.78	8.12	(.38)	-	(.38)	32.69	32.89	32	1.04		1.04		1.24
	Year ended 12/31/2008	42.40	.48	(17.21)	(16.73)	(.46)	(.26)	(.72)	24.95	(39.90)	21	.98		.96		1.36
	Year ended 12/31/2007	40.00	.88	4.38	5.26	(.79)	(2.07)	(2.86)	42.40	13.14	29	.97		.95		2.05

Class 529-F-1:	Six months ended 6/30/2012(6)(7)	35.33	.31	2.38	2.69	(.27)	-	(.27)	37.75	7.60	44	.53	(8)	.53	(8)	1.65	(8)
	Year ended 12/31/2011	36.65	.65	(1.30)	(.65)	(.67)	-	(.67)	35.33	(1.75)	40	.50		.50		1.77
	Year ended 12/31/2010	32.69	.65	3.93	4.58	(.62)	-	(.62)	36.65	14.22	37	.48		.48		1.95
	Year ended 12/31/2009	24.95	.48	7.78	8.26	(.52)	-	(.52)	32.69	33.56	27	.54		.54		1.74
	Year ended 12/31/2008	42.39	.64	(17.19)	(16.55)	(.63)	(.26)	(.89)	24.95	(39.59)	20	.48		.46		1.84
	Year ended 12/31/2007	40.00	1.13	4.33	5.46	(1.00)	(2.07)	(3.07)	42.39	13.69	20	.47		.45		2.62

Class R-1:	Six months ended 6/30/2012(6)(7)	35.26	.14	2.37	2.51	(.11)	-	(.11)	37.66	7.14	154	1.42	(8)	1.42	(8)	.76	(8)
	Year ended 12/31/2011	36.56	.31	(1.28)	(.97)	(.33)	-	(.33)	35.26	(2.65)	142	1.43		1.43		.84
	Year ended 12/31/2010	32.62	.33	3.93	4.26	(.32)	-	(.32)	36.56	13.13	138	1.43		1.43		1.01
	Year ended 12/31/2009	24.90	.22	7.76	7.98	(.26)	-	(.26)	32.62	32.30	98	1.47		1.47		.80
	Year ended 12/31/2008	42.31	.32	(17.18)	(16.86)	(.29)	(.26)	(.55)	24.90	(40.16)	61	1.43		1.41		.91
	Year ended 12/31/2007	39.93	.72	4.33	5.05	(.60)	(2.07)	(2.67)	42.31	12.62	57	1.44		1.42		1.67

Class R-2:	Six months ended 6/30/2012(6)(7)	35.26	.15	2.36	2.51	(.11)	-	(.11)	37.66	7.12	609	1.41	(8)	1.41	(8)	.78	(8)
	Year ended 12/31/2011	36.56	.31	(1.28)	(.97)	(.33)	-	(.33)	35.26	(2.64)	589	1.41		1.41		.85
	Year ended 12/31/2010	32.61	.33	3.93	4.26	(.31)	-	(.31)	36.56	13.15	631	1.42		1.42		1.00
	Year ended 12/31/2009	24.89	.21	7.76	7.97	(.25)	-	(.25)	32.61	32.22	550	1.52		1.52		.77
	Year ended 12/31/2008	42.30	.30	(17.17)	(16.87)	(.28)	(.26)	(.54)	24.89	(40.19)	366	1.49		1.47		.85
	Year ended 12/31/2007	39.92	.70	4.34	5.04	(.59)	(2.07)	(2.66)	42.30	12.61	471	1.46		1.40		1.62

Class R-3:	Six months ended 6/30/2012(6)(7)	35.32	.23	2.37	2.60	(.19)	-	(.19)	37.73	7.37	2,297	.97	(8)	.97	(8)	1.22	(8)
	Year ended 12/31/2011	36.63	.48	(1.29)	(.81)	(.50)	-	(.50)	35.32	(2.22)	2,146	.96		.96		1.30
	Year ended 12/31/2010	32.67	.49	3.94	4.43	(.47)	-	(.47)	36.63	13.69	2,177	.96		.96		1.47
	Year ended 12/31/2009	24.94	.36	7.77	8.13	(.40)	-	(.40)	32.67	32.93	1,707	.99		.99		1.29
	Year ended 12/31/2008	42.38	.48	(17.20)	(16.72)	(.46)	(.26)	(.72)	24.94	(39.89)	1,058	.98		.95		1.37
	Year ended 12/31/2007	39.98	.92	4.34	5.26	(.79)	(2.07)	(2.86)	42.38	13.17	1,157	.97		.94		2.12

Class R-4:	Six months ended 6/30/2012(6)(7)	35.33	.29	2.38	2.67	(.25)	-	(.25)	37.75	7.56	2,256	.66	(8)	.66	(8)	1.52	(8)
	Year ended 12/31/2011	36.64	.59	(1.30)	(.71)	(.60)	-	(.60)	35.33	(1.92)	2,123	.66		.66		1.60
	Year ended 12/31/2010	32.68	.59	3.93	4.52	(.56)	-	(.56)	36.64	14.02	2,050	.66		.66		1.77
	Year ended 12/31/2009	24.95	.44	7.77	8.21	(.48)	-	(.48)	32.68	33.31	1,545	.69		.69		1.58
	Year ended 12/31/2008	42.39	.58	(17.19)	(16.61)	(.57)	(.26)	(.83)	24.95	(39.70)	942	.67		.65		1.68
	Year ended 12/31/2007	39.99	1.05	4.34	5.39	(.92)	(2.07)	(2.99)	42.39	13.51	879	.66		.64		2.42

Class R-5:	Six months ended 6/30/2012(6)(7)	35.40	.34	2.39	2.73	(.31)	-	(.31)	37.82	7.70	1,531	.36	(8)	.36	(8)	1.82	(8)
	Year ended 12/31/2011	36.71	.70	(1.30)	(.60)	(.71)	-	(.71)	35.40	(1.62)	1,394	.36		.36		1.89
	Year ended 12/31/2010	32.74	.69	3.94	4.63	(.66)	-	(.66)	36.71	14.37	1,419	.36		.36		2.06
	Year ended 12/31/2009	24.99	.52	7.79	8.31	(.56)	-	(.56)	32.74	33.75	1,269	.39		.39		1.92
	Year ended 12/31/2008	42.46	.69	(17.23)	(16.54)	(.67)	(.26)	(.93)	24.99	(39.53)	1,077	.37		.35		1.98
	Year ended 12/31/2007	40.06	1.18	4.34	5.52	(1.05)	(2.07)	(3.12)	42.46	13.81	1,014	.37		.34		2.73

Class R-6:	Six months ended 6/30/2012(6)(7)	35.39	.35	2.38	2.73	(.31)	-	(.31)	37.81	7.73	1,858	.32	(8)	.32	(8)	1.88	(8)
	Year ended 12/31/2011	36.70	.72	(1.30)	(.58)	(.73)	-	(.73)	35.39	(1.57)	1,421	.31		.31		1.97
	Year ended 12/31/2010	32.74	.71	3.93	4.64	(.68)	-	(.68)	36.70	14.39	950	.32		.32		2.13
	Period from 5/1/2009 to 12/31/2009(6)	25.63	.37	7.17	7.54	(.43)	-	(.43)	32.74	29.60	596	.35	(8)	.35	(8)	1.87	(8)

	Six months ended June 30,	Year ended December 31
	2012(6)(7)	2011	2010	2009	2008	2007

Portfolio turnover rate for all share classes	12%	28%	32%	30%	29%	27%

(1)Based on average shares outstanding.
(2)For the year ended December 31, 2007, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.39 and .90 percentage points, respectively.  The impact to the other share classes would have been similar.

(3)For the year ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.07 and .21 percentage points, respectively.  The impact to the other share classes would have been similar.

(4)Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(5)This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(6)Based on operations for the period shown and, accordingly, is not representative of a full year.
(7)Unaudited.
(8)Annualized.

See Notes to Financial Statements

Expense example
  unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2012, through June 30, 2012).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:
There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 1/1/2012	Ending account value 6/30/2012	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$1,075.47	$3.41	.66%
Class A -- assumed 5% return	1,000.00	1,021.58	3.32	.66
Class B -- actual return	1,000.00	1,071.47	7.31	1.42
Class B -- assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class C -- actual return	1,000.00	1,071.18	7.52	1.46
Class C -- assumed 5% return	1,000.00	1,017.60	7.32	1.46
Class F-1 -- actual return	1,000.00	1,075.47	3.41	.66
Class F-1 -- assumed 5% return	1,000.00	1,021.58	3.32	.66
Class F-2 -- actual return	1,000.00	1,076.51	2.12	.41
Class F-2 -- assumed 5% return	1,000.00	1,022.82	2.06	.41
Class 529-A -- actual return	1,000.00	1,074.82	3.82	.74
Class 529-A -- assumed 5% return	1,000.00	1,021.18	3.72	.74
Class 529-B -- actual return	1,000.00	1,070.61	7.98	1.55
Class 529-B -- assumed 5% return	1,000.00	1,017.16	7.77	1.55
Class 529-C -- actual return	1,000.00	1,070.63	7.88	1.53
Class 529-C -- assumed 5% return	1,000.00	1,017.26	7.67	1.53
Class 529-E -- actual return	1,000.00	1,073.57	5.10	.99
Class 529-E -- assumed 5% return	1,000.00	1,019.94	4.97	.99
Class 529-F-1 -- actual return	1,000.00	1,075.95	2.74	.53
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.23	2.66	.53
Class R-1 -- actual return	1,000.00	1,071.45	7.31	1.42
Class R-1 -- assumed 5% return	1,000.00	1,017.80	7.12	1.42
Class R-2 -- actual return	1,000.00	1,071.16	7.26	1.41
Class R-2 -- assumed 5% return	1,000.00	1,017.85	7.07	1.41
Class R-3 -- actual return	1,000.00	1,073.68	5.00	.97
Class R-3 -- assumed 5% return	1,000.00	1,020.04	4.87	.97
Class R-4 -- actual return	1,000.00	1,075.57	3.41	.66
Class R-4 -- assumed 5% return	1,000.00	1,021.58	3.32	.66
Class R-5 -- actual return	1,000.00	1,077.04	1.86	.36
Class R-5 -- assumed 5% return	1,000.00	1,023.07	1.81	.36
Class R-6 -- actual return	1,000.00	1,077.32	1.65	.32
Class R-6 -- assumed 5% return	1,000.00	1,023.27	1.61	.32

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).

Office of the fund
One Market
Steuart Tower, Suite 2000
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, CA 94111-5994

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2012, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2012, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success. Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach

We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

Proven system

Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 60% of 10-year periods and 67% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

1As of 12/31/11.
2Based on Class A share results for periods through 12/31/11. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
3Based on management fees for the 20-year period ended 12/31/11 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives

•Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®

•Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•Equity-income funds
Capital Income Builder®
The Income Fund of America®

•Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM

•Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®

•Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•Money market fund
American Funds Money Market Fund®

•American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM

•American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds   Capital Research and Management   Capital International   Capital Guardian   Capital Bank and Trust

Lit. No. MFGESR-910-0812P

Litho in USA KBDA/ALD/8083-S33501

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Fundamental InvestorsSM
Investment portfolio

June 30, 2012
unaudited

Common stocks — 93.44%	Shares	Value (000)

INFORMATION TECHNOLOGY — 14.69%
Apple Inc.1	1,917,500	$1,119,820
Microsoft Corp.	25,460,000	778,821
Texas Instruments Inc.	20,270,300	581,555
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)1	25,234,400	352,272
Taiwan Semiconductor Manufacturing Co. Ltd.1,2	71,285,000	195,117
Google Inc., Class A1	869,800	504,545
Oracle Corp.	16,887,950	501,572
EMC Corp.1	15,810,000	405,210
Avago Technologies Ltd.	9,555,000	343,024
Maxim Integrated Products, Inc.	12,687,000	325,295
Samsung Electronics Co. Ltd.2	251,711	266,870
Amphenol Corp.	4,100,000	225,172
Fidelity National Information Services, Inc.	5,583,600	190,289
ASML Holding NV2	1,869,568	95,268
ASML Holding NV (New York registered)	1,240,000	63,761
Analog Devices, Inc.	4,000,000	150,680
Corning Inc.	11,020,000	142,489
Intuit Inc.	2,200,000	130,570
MasterCard Inc., Class A	300,000	129,033
TE Connectivity Ltd.	3,845,000	122,694
ASM Pacific Technology Ltd.2	8,460,000	107,883
Rackspace Hosting, Inc.1	2,400,000	105,456
FLIR Systems, Inc.	4,658,100	90,833
Visa Inc., Class A	600,000	74,178
Arm Holdings PLC2	8,980,000	71,511
Infineon Technologies AG2	10,100,000	68,483
Yahoo! Inc.1	3,795,000	60,075
Linear Technology Corp.	1,860,000	58,274
		7,260,750

CONSUMER DISCRETIONARY — 12.57%
Home Depot, Inc.	31,128,000	1,649,473
Amazon.com, Inc.1	3,242,800	740,493
Comcast Corp., Class A	13,999,000	447,548
Time Warner Inc.	10,860,000	418,110
Starbucks Corp.	7,000,000	373,240
Walt Disney Co.	7,000,000	339,500
Virgin Media Inc.	13,385,000	326,460
Macy’s, Inc.	5,500,000	188,925
Expedia, Inc.	3,714,000	178,532
Daimler AG2	3,450,000	155,160
Chipotle Mexican Grill, Inc.1	379,832	144,317
Marriott International, Inc., Class A	3,193,545	125,187
Johnson Controls, Inc.	4,100,000	113,611
Shaw Communications Inc., Class B, nonvoting	6,000,000	113,460
DIRECTV, Class A1	2,250,000	109,845
SES SA, Class A (FDR)2	4,352,833	102,933
BorgWarner Inc.1	1,500,000	98,385
Lowe’s Companies, Inc.	3,430,000	97,549
Hyundai Mobis Co., Ltd.2	330,000	79,885
General Motors Co.1	4,000,000	78,880
Penn National Gaming, Inc.1	1,365,569	60,891
Discovery Communications, Inc., Class A1	1,000,000	54,000
Ctrip.com International, Ltd. (ADR)1	2,730,000	45,755
Intercontinental Hotels Group PLC2	1,609,235	38,891
Toyota Motor Corp.2	930,000	37,484
Time Warner Cable Inc.	400,000	32,840
McGraw-Hill Companies, Inc.	670,000	30,150
CarMax, Inc.1	550,364	14,277
Industria de Diseño Textil, SA2	120,000	12,412
Liberty Media Corp., Class A1	65,785	5,783
		6,213,976

ENERGY — 12.35%
Royal Dutch Shell PLC, Class B (ADR)	6,362,700	444,944
Royal Dutch Shell PLC, Class A (ADR)	3,690,000	248,817
Suncor Energy Inc.	19,735,832	570,693
Enbridge Inc.	5,528,689	220,800
Enbridge Inc.	4,110,000	164,142
Chevron Corp.	3,547,763	374,289
FMC Technologies, Inc.1	8,830,000	346,401
ConocoPhillips	6,000,000	335,280
Occidental Petroleum Corp.	3,790,000	325,068
Kinder Morgan, Inc.	10,010,645	322,543
Crescent Point Energy Corp.	8,254,200	308,083
Transocean Ltd.	5,787,439	258,872
Cimarex Energy Co.	4,283,000	236,079
Denbury Resources Inc.1	14,590,000	220,455
Concho Resources Inc.1	2,365,000	201,309
Baker Hughes Inc.	4,500,000	184,950
Tenaris SA (ADR)	4,630,000	161,911
Imperial Oil Ltd.	3,608,739	150,964
Murphy Oil Corp.	2,740,000	137,794
Technip SA2	1,225,000	127,835
Oceaneering International, Inc.	2,449,764	117,246
CONSOL Energy Inc.	3,700,000	111,888
Talisman Energy Inc.	9,750,000	111,735
Noble Energy, Inc.	1,300,000	110,266
Phillips 661	2,750,000	91,410
EOG Resources, Inc.	1,000,000	90,110
TOTAL SA2	1,850,000	83,489
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	1,960,000	36,789
INPEX CORP.2	1,500	8,409
		6,102,571

FINANCIALS — 11.71%
Wells Fargo & Co.	22,195,200	742,207
Citigroup Inc.	21,826,000	598,251
American Express Co.	9,770,000	568,712
PNC Financial Services Group, Inc.	6,600,000	403,326
ACE Ltd.	5,300,000	392,889
Digital Realty Trust, Inc.	3,295,000	247,356
CME Group Inc., Class A	895,000	239,958
Charles Schwab Corp.	18,400,000	237,912
Legal & General Group PLC2	113,984,921	228,550
Marsh & McLennan Companies, Inc.	6,620,000	213,363
BlackRock, Inc.	1,250,000	212,275
Weyerhaeuser Co.1	9,254,731	206,936
SunTrust Banks, Inc.	8,250,000	199,896
Aon PLC, Class A	3,360,000	157,181
Goldman Sachs Group, Inc.	1,530,000	146,666
Jefferies Group, Inc.	9,885,000	128,406
XL Group PLC	6,000,000	126,240
Moody’s Corp.	3,360,000	122,808
AMP Ltd.2	26,993,082	107,182
CNO Financial Group, Inc.	11,900,000	92,820
U.S. Bancorp	2,672,000	85,932
American Tower Corp.	1,000,000	69,910
Industrial and Commercial Bank of China Ltd., Class H2	90,000,000	50,326
CapitalSource Inc.	6,860,954	46,106
Canadian Western Bank	1,500,000	38,925
Synovus Financial Corp.	17,400,000	34,452
New York Community Bancorp, Inc.	2,590,000	32,453
Berkshire Hathaway Inc., Class A1	227	28,362
ICICI Bank Ltd.2	600,000	9,758
AXA SA2	600,000	8,031
Hospitality Properties Trust	223,018	5,524
HDFC Bank Ltd. (ADR)	150,000	4,890
		5,787,603

INDUSTRIALS — 11.61%
Union Pacific Corp.	5,905,000	704,526
General Electric Co.	28,500,000	593,940
Lockheed Martin Corp.	6,558,200	571,088
Parker Hannifin Corp.	6,350,000	488,188
Deere & Co.	4,815,000	389,389
Schneider Electric SA2	6,233,764	347,338
Boeing Co.	3,900,000	289,770
Aggreko PLC2	6,589,717	214,358
Fastenal Co.	5,000,000	201,550
European Aeronautic Defence and Space Co. EADS NV2	5,000,000	177,313
Rockwell Automation	2,500,000	165,150
Honeywell International Inc.	2,800,000	156,352
CSX Corp.	6,975,000	155,961
Cummins Inc.	1,410,000	136,643
MTU Aero Engines Holding AG2	1,835,346	134,759
Precision Castparts Corp.	800,000	131,592
Waste Management, Inc.	3,400,000	113,560
Siemens AG2	1,220,000	102,551
Stericycle, Inc.1	1,000,000	91,670
Ingersoll-Rand PLC	2,110,000	89,000
Caterpillar Inc.	1,000,000	84,910
Meggitt PLC2	12,134,211	73,586
General Dynamics Corp.	1,000,000	65,960
Northrop Grumman Corp.	1,032,723	65,877
Ryanair Holdings PLC (ADR)1	1,850,000	56,240
Grafton Group PLC, units2,3	15,037,000	53,361
PACCAR Inc	1,000,000	39,190
Joy Global Inc.	609,697	34,588
Experian PLC2	690,000	9,747
		5,738,157

HEALTH CARE — 11.46%
Merck & Co., Inc.	39,451,664	1,647,107
Bristol-Myers Squibb Co.	22,350,000	803,483
Roche Holding AG2	3,180,000	548,955
Baxter International Inc.	10,236,755	544,084
Pfizer Inc	21,220,000	488,060
Cardinal Health, Inc.	7,005,000	294,210
Gilead Sciences, Inc.1	5,050,000	258,964
Quest Diagnostics Inc.	3,500,000	209,650
Regeneron Pharmaceuticals, Inc.1	1,490,000	170,188
AstraZeneca PLC (United Kingdom)2	3,000,000	134,097
AstraZeneca PLC (ADR)	300,000	13,425
Laboratory Corporation of America Holdings1	1,300,000	120,393
Intuitive Surgical, Inc.1	215,000	119,065
UnitedHealth Group Inc.	1,340,000	78,390
Hospira, Inc.1	2,091,600	73,164
Johnson & Johnson	1,000,000	67,560
Vertex Pharmaceuticals Inc.1	1,045,000	58,436
Aetna Inc.	905,400	35,102
		5,664,333

MATERIALS — 8.04%
Dow Chemical Co.	24,139,900	760,407
LyondellBasell Industries NV, Class A	13,155,000	529,752
Syngenta AG2	1,000,000	341,383
FMC Corp.	6,178,000	330,399
E.I. du Pont de Nemours and Co.	6,000,000	303,420
Potash Corp. of Saskatchewan Inc.	6,700,000	292,723
Praxair, Inc.	2,305,000	250,623
Ecolab Inc.	2,500,000	171,325
Cliffs Natural Resources Inc.	3,340,000	164,629
Celanese Corp., Series A	4,600,000	159,252
Alcoa Inc.	16,000,000	140,000
Newmont Mining Corp.	2,207,013	107,062
MeadWestvaco Corp.	3,350,000	96,313
Sigma-Aldrich Corp.	980,000	72,451
CRH PLC2	3,444,663	66,223
Nucor Corp.	1,500,000	56,850
Steel Dynamics, Inc.	4,248,000	49,914
HudBay Minerals Inc.	5,000,000	38,552
Rio Tinto PLC2	700,000	33,432
Holcim Ltd2	160,000	8,864
		3,973,574

CONSUMER STAPLES — 4.80%
Philip Morris International Inc.	4,650,000	405,759
Costco Wholesale Corp.	3,930,000	373,350
PepsiCo, Inc.	4,550,000	321,503
CVS/Caremark Corp.	6,705,000	313,325
Diageo PLC2	6,500,000	167,214
British American Tobacco PLC2	3,230,000	164,401
Coca-Cola Amatil Ltd.2	10,725,000	147,304
Unilever NV, depository receipts2	4,290,000	143,588
Kellogg Co.	2,700,000	133,191
Procter & Gamble Co.	1,710,711	104,781
Altria Group, Inc.	1,610,000	55,626
Avon Products, Inc.	1,000,000	16,210
Pernod Ricard SA2	100,000	10,698
Nestlé SA2	160,000	9,544
ITC Ltd.2	1,860,000	8,663
		2,375,157

TELECOMMUNICATION SERVICES — 2.76%
Verizon Communications Inc.	19,600,000	871,024
SOFTBANK CORP.2	4,800,000	178,460
Koninklijke KPN NV2	16,445,000	157,468
América Móvil, SAB de CV, Series L (ADR)	4,450,000	115,967
AT&T Inc.	1,000,000	35,659
France Télécom SA2	450,000	5,922
		1,364,500

UTILITIES — 2.59%
PG&E Corp.	7,301,000	330,516
Edison International	5,250,000	242,550
National Grid PLC2	20,615,000	218,202
American Water Works Co., Inc.	5,500,000	188,540
FirstEnergy Corp.	2,000,000	98,380
Exelon Corp.	2,370,200	89,167
PPL Corp.	2,912,201	80,988
GDF SUEZ2	1,040,779	24,832
NV Energy, Inc.	531,519	9,344
		1,282,519

MISCELLANEOUS — 0.86%
Other common stocks in initial period of acquisition		426,017

Total common stocks (cost: $36,515,883,000)		46,189,157

Warrants — 0.02%

ENERGY — 0.02%
Kinder Morgan, Inc., warrants, expire 20171	5,088,000	10,990

Total warrants (cost: $9,820,000)		10,990

	Principal amount
Convertible securities — 0.04%	(000)

INDUSTRIALS — 0.04%
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$12,275	18,059

Total convertible securities (cost: $12,275,000)		18,059

Short-term securities — 6.15%

U.S. Treasury Bills 0.063%–0.145% due 7/19–11/29/2012	798,200	798,072
Freddie Mac 0.07%–0.18% due 7/23/2012–3/15/2013	685,300	685,044
Federal Farm Credit Banks 0.10%–0.18% due 8/2/2012–2/4/2013	295,600	295,457
Fannie Mae 0.07%–0.15% due 7/16–12/5/2012	276,208	276,165
Federal Home Loan Bank 0.106%–0.17% due 7/3/2012–1/15/2013	179,050	178,973
Coca-Cola Co. 0.15%–0.19% due 7/10–9/12/20124	156,000	155,968
Merck & Co. Inc. 0.13% due 7/10–8/3/20124	90,100	90,095
PepsiCo Inc. 0.12% due 8/20–8/21/20124	77,781	77,765
Abbott Laboratories 0.12%–0.17% due 7/2–9/17/20124	73,600	73,598
National Rural Utilities Cooperative Finance Corp. 0.14%–0.15% due 7/27–8/6/2012	70,000	69,991
Straight-A Funding LLC 0.16%–0.18% due 7/10–7/24/20124	56,709	56,704
NetJets Inc. 0.14% due 8/6–8/20/20124	53,100	53,079
Procter & Gamble Co. 0.15% due 8/13/20124	50,000	49,992
Regents of the University of California 0.15% due 7/17/2012	45,000	44,997
John Deere Credit Ltd. 0.13%–0.14% due 7/16–8/20/20124	31,800	31,796
Estée Lauder Companies Inc. 0.13% due 7/12/20124	25,000	24,999
General Electric Capital Corp. 0.16% due 7/27/2012	25,000	24,997
Private Export Funding Corp. 0.20% due 7/30/20124	25,000	24,994
JPMorgan Chase & Co. 0.25% due 7/25/2012	18,400	18,397
Texas Instruments Inc. 0.11% due 7/17/20124	9,900	9,899

Total short-term securities (cost: $3,040,952,000)		3,040,982

Total investment securities (cost: $39,578,930,000)		49,259,188
Other assets less liabilities		171,570

Net assets		$49,430,758

As permitted by U.S. Securities and Exchange Commission (“SEC”) regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,337,740,000, which represented 10.80% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $648,889,000, which represented 1.31% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-910-0812O-S32871

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 31, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 31, 2012

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 31, 2012